Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 - Intangible Assets

Magical Beasts

In connection with the acquisition of Magical Beasts (see Note 15 below), the Company allocated the purchase price to intangible assets as follows:

Tradenames & trademarks	$151,800
Customer base	651,220
Non-compete	154,500
Goodwill	308,690
$1,266,210

The Non-compete has an estimated life of two years, the Customer base has an estimated life of fifteen years and the Tradenames & trademarks and Goodwill have indefinite lives and will be reviewed at each subsequent reporting period to determine if the assets have been impaired. At December 31, 2020, Goodwill was analyzed by management, assisted by a third party valuation company, and determined that the Goodwill associated with the acquisition of Magical Beasts has been impaired and as a result the Company recognized a charge to earnings of $308,690 in the year ended December 31, 2020. Additionally, the Intangibles were analyzed by management, assisted by a third-party valuation company, and determined that the Intangible associated with the acquisition of Magical Beasts had also been impaired and as a result the Company recognized an additional charge to earnings of $731,628 in the year ended December 31, 2020. The balance of the Intangible Assets at December 31, 2020 attributable to Magical Beasts was $122,501.

During the first two quarters of 2021, the Company amortized $25,847 of the remaining Intangible Assets attributable to Magical Beasts. In the third quarter management determined that the balance of $96,654 had been impaired and was recognized as a charge to earnings. As of December 31, 2021, the Company had no remaining Intangible Assets attributable to Magical Beasts.

SRM Entertainment

In connection with the acquisition of SRM Entertainment, Limited (see Note 16 below), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

The Distribution Agreements have an estimated life of six years and Goodwill has an indefinite life and will be reviewed at each subsequent reporting period to determine if the assets have been impaired.

Amortization for the nine-months ended September 30, 2022 was $54,663 and the year ended December 31, 2021 was $72,883. The balance of the Intangible Assets at September 30, 2022 and December 31, 2021 attributable to SRM totals $309,754 and $364,417, respectively.

Licensing agreements

During the year ended December 31, 2021, the Company entered into two licensing agreements for the rights to use certain patented technologies. The Company paid a total of $675,000 for the rights, consisting of $150,000 in cash and $525,000 in shares of the Company’s common stock. In early 2022, the Company terminated one of the licensing agreements and as a result, the company considered the terminated license to be impaired and took a charge to of $300,000 to 2021 earnings. The balance of Intellectual property at September 30, 2022 and December 31, 2021 was $375,000 which includes Patents and other formulations used in our development of future products.

Clinical Research Agreement

During the Nine months ended September 30, 2022, the Company entered into a Clinical Research Agreement to research new treatments for post COVID-19 syndrome and symptoms and other projects which include treatments for respiratory diseases (such as influenza), herpes, eczema, and other skin indications. As of September 30, 2022, the Company had paid $1,500,000 of the approximate $3,000,000 budget. The payments are being amortized over 24 months, the respective term of the research. The balance at September 30, 2022 was $1,287,500.

Note 8 - Intangible Assets

In connection with the acquisition of Magical Beasts (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Tradenames & trademarks	$151,800
Customer base	651,220
Non-compete	154,500
Goodwill	308,690
$1,266,210

The Non-compete has an estimated life of two years, the Customer base has an estimated life of fifteen years and the Tradenames & trademarks and Goodwill have indefinite lives and will be reviewed at each subsequent reporting period to determine if the assets have been impaired. At December 31, 2020, Goodwill was analyzed by management, assisted by a third party valuation company, and determined that the Goodwill associated with the acquisition of Magical Beasts has been impaired and as a result the Company recognized a charge to earnings of $308,690 in the year ended December 31, 2020. Additionally, the Intangibles were analyzed by management, assisted by a third-party valuation company, and determined that the Intangible associated with the acquisition of Magical Beasts had also been impaired and as a result the Company recognized an additional charge to earnings of $731,628 in the year ended December 31, 2020. The balance of the Intangible Assets at December 31, 2020 attributable to Magical Beasts was $122,501.

During the first two quarters of 2021, the Company amortized $25,847 of the remaining Intangible Assets attributable to Magical Beasts. In the third quarter management determined that the balance of $96,654 had been impaired and was recognized as a charge to earnings. As of December 31, 2021, the Company had no remaining Intangible Assets attributable to Magical Beasts.

In connection with the acquisition of SRM Entertainment, Limited (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

The Distribution Agreements have an estimated life of six years and Goodwill has an indefinite life and will be reviewed at each subsequent reporting period to determine if the assets have been impaired.

Amortization for the years ended December 31, 2021 and 2020 was $72,883 and $18,221 The balance of the Intangible Assets at December 31, 2021 and 2020 attributable to SRM totals $364,417 and $382,638, respectively.

During the year ended December 31, 2021, the Company entered into two licensing agreements for the rights to use of certain patented technologies. The Company paid a total of $675,000 for the rights, consisting of $150,000 in cash and $525,000 in shares of the Company’s common stock. In early 2022, the Company terminated one of the licensing agreements and as a result, the company considered the terminated license to be impaired and took a charge to earning of $300,000. The balance of Intellectual property at December 31, 2021 was $375,000 which includes Patents and other formulations used in our development of future products.